Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement	$ 116	$ 875
Stock purchase warrant	2,920	4,538
Vessels held for sale (note 12)	0	33,802
Advances to equity accounted investments	9,930	10,480
Long-term debt, including current portion	(821,786)	(933,016)
Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement	89
Stock purchase warrant	2,920	4,251
Time-charter swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement		875
Stock purchase warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant		287
Carrying Amount Asset / (Liability) | Advances to equity accounted investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted investments	9,930	10,480
Carrying Amount Asset / (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(821,786)	(933,016)
Carrying Amount Asset / (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	88,635	94,907
Carrying Amount Asset / (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	2,744	3,143
Carrying Amount Asset / (Liability) | Recurring | Level 3 | Time-charter swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement	0	875
Carrying Amount Asset / (Liability) | Recurring | Level 3 | Stock purchase warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	0	287
Carrying Amount Asset / (Liability) | Non-Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in TIL	19,266
Carrying Amount Asset / (Liability) | Non-Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 12)	0	33,802
Fair Value Asset / (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(810,220)	(923,306)
Fair Value Asset / (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	88,635	94,907
Fair Value Asset / (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	2,744	3,143
Fair Value Asset / (Liability) | Recurring | Level 3 | Time-charter swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement	0	875
Fair Value Asset / (Liability) | Recurring | Level 3 | Stock purchase warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	0	287
Fair Value Asset / (Liability) | Non-Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in TIL	19,266
Fair Value Asset / (Liability) | Non-Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 12)	$ 0	$ 33,802